UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—18.5%
Oppenheimer Fundamental Alternatives Fund, Cl. I	514,450	$ 14,358,304
Oppenheimer Global Multi Strategies Fund, Cl. I	1,205,194	28,105,124
Oppenheimer Gold & Special Minerals Fund, Cl. I	642,558	10,190,977
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,807,633	45,894,926
Oppenheimer Real Estate Fund, Cl. I	803,899	20,354,732
		118,904,063
Domestic Equity Funds—24.0%
Oppenheimer Capital Appreciation Fund, Cl. I	1,038,435	63,905,292
Oppenheimer Main Street Mid Cap Fund, Cl. I	394,340	11,964,276
Oppenheimer Main Street Small Cap Fund, Cl. I	740,632	11,079,857
Oppenheimer Value Fund, Cl. I	1,848,172	66,848,377
		153,797,802
Domestic Fixed Income Funds—41.8%
Oppenheimer Limited-Term Government Fund, Cl. I	16,087,361	71,106,134
Oppenheimer Master Loan Fund, LLC	2,023,298	33,176,192
Oppenheimer Total Return Bond Fund, Cl. I	23,995,171	163,647,064
		267,929,390
Foreign Equity Funds—4.6%
Oppenheimer Developing Markets Fund, Cl. I	118,562	4,327,503
Oppenheimer International Equity Fund, Cl. I	523,260	10,041,351
Oppenheimer International Growth Fund, Cl. I	292,592	11,425,706
Oppenheimer International Small-Mid Company Fund, Cl. I	83,179	3,525,125
		29,319,685
Foreign Fixed Income Fund—10.9%
Oppenheimer International Bond Fund, Cl. I	12,066,440	69,985,350
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.71%[2]	782,626	782,626
Total Investments, at Value (Cost $594,869,320)	99.9%	640,718,916
Net Other Assets (Liabilities)	0.1	355,609
Net Assets	100.0%	$ 641,074,525

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Capital Appreciation Fund, Cl. I	1,047,702	14,309	23,576	1,038,435
Oppenheimer Developing Markets Fund, Cl. I	119,978	2,200	3,616	118,562
Oppenheimer Fundamental Alternatives Fund, Cl. I	520,002	8,632	14,184	514,450
Oppenheimer Global Multi Strategies Fund, Cl. I	1,218,770	21,161	34,737	1,205,194
Oppenheimer Gold & Special Minerals Fund, Cl. I	649,773	11,466	18,681	642,558

1        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	865,415	129,179	211,968	782,626
Oppenheimer International Bond Fund, Cl. I	12,062,842	337,116	333,518	12,066,440
Oppenheimer International Equity Fund, Cl. I	529,090	8,997	14,827	523,260
Oppenheimer International Growth Fund, Cl. I	296,019	5,267	8,694	292,592
Oppenheimer International Small-Mid Company Fund, Cl. I	83,966	1,208	1,995	83,179
Oppenheimer Limited-Term Government Fund, Cl. I	16,199,892	342,643	455,174	16,087,361
Oppenheimer Main Street Mid Cap Fund, Cl. I	397,772	5,344	8,776	394,340
Oppenheimer Main Street Small Cap Fund, Cl. I	747,643	10,897	17,908	740,632
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,849,228	64,699	106,294	3,807,633
Oppenheimer Master Loan Fund, LLC	2,043,568	31,545	51,815	2,023,298
Oppenheimer Real Estate Fund, Cl. I	807,449	14,297	17,847	803,899
Oppenheimer Total Return Bond Fund, Cl. Ia	24,074,319	561,465	640,613	23,995,171
Oppenheimer Value Fund, Cl. I	1,862,407	29,274	43,509	1,848,172

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$ 63,905,292	$ —	$ 499,185
Oppenheimer Developing Markets Fund, Cl. I		4,327,503	—	25,401
Oppenheimer Fundamental Alternatives Fund, Cl. I		14,358,304	—	4,882
Oppenheimer Global Multi Strategies Fund, Cl. I		28,105,124	—	2,127
Oppenheimer Gold & Special Minerals Fund, Cl. I		10,190,977	—	34,010
Oppenheimer Institutional Government Money Market Fund, Cl. E		782,626	1,161	—
Oppenheimer International Bond Fund, Cl. I		69,985,350	772,836	51,432
Oppenheimer International Equity Fund, Cl. I		10,041,351	—	65,098
Oppenheimer International Growth Fund, Cl. I		11,425,706	—	124,650
Oppenheimer International Small-Mid Company Fund, Cl. I		3,525,125	—	42,222
Oppenheimer Limited-Term Government Fund, Cl. I		71,106,134	288,757	(10,396)
Oppenheimer Main Street Mid Cap Fund, Cl. I		11,964,276	—	101,871
Oppenheimer Main Street Small Cap Fund, Cl. I		11,079,857	—	47,681
Oppenheimer Master Inflation Protected Securities Fund, LLC		45,894,926	451,550[b]	7,464[b]
Oppenheimer Master Loan Fund, LLC		33,176,192	509,779[c]	63,032[c]
Oppenheimer Real Estate Fund, Cl. I		20,354,732	86,087	243,849
Oppenheimer Total Return Bond Fund, Cl. Ia		163,647,064	1,165,937	345,350

2        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$66,848,377	$97,892	$764,219

Total	$640,718,916	$3,373,999	$2,412,077

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

4        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$561,647,798	$79,071,118	$—	$640,718,916

Total Assets	$561,647,798	$79,071,118	$—	$640,718,916

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and

5        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Total Return Bond Fund, accounted for 25.5% of the Fund’s net assets. Additional information on Oppenheimer Total Return Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Government Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 2.1% of Master Loan and 28.7% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

6        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

4. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$634,390,717

Gross unrealized appreciation	$18,701,268
Gross unrealized depreciation	(12,373,069)

Net unrealized appreciation	$6,328,199

7        OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Alternative Funds—9.5%
Oppenheimer Fundamental Alternatives Fund, Cl. I	607,543	$ 16,956,533
Oppenheimer Global Multi Strategies Fund, Cl. I	1,424,275	33,214,092
Oppenheimer Gold & Special Minerals Fund, Cl. I	754,872	11,972,276
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,466,011	65,884,016
Oppenheimer Real Estate Fund, Cl. I	968,875	24,531,922
		152,558,839
Domestic Equity Funds—44.6%
Oppenheimer Capital Appreciation Fund, Cl. I	4,871,151	299,770,626
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,812,617	54,994,806
Oppenheimer Main Street Small Cap Fund, Cl. I	3,512,036	52,540,059
Oppenheimer Value Fund, Cl. I	8,614,736	311,595,015
		718,900,506
Domestic Fixed Income Funds—24.0%
Oppenheimer Limited-Term Government Fund, Cl. I	23,071,281	101,975,061
Oppenheimer Master Loan Fund, LLC	2,908,336	47,688,242
Oppenheimer Total Return Bond Fund, Cl. I	34,573,258	235,789,619
		385,452,922
Foreign Equity Funds—15.5%
Oppenheimer Developing Markets Fund, Cl. I	1,011,871	36,933,295
Oppenheimer International Equity Fund, Cl. I	4,465,294	85,688,984
Oppenheimer International Growth Fund, Cl. I	2,481,291	96,894,416
Oppenheimer International Small-Mid Company Fund, Cl. I	718,828	30,463,909
		249,980,604
Foreign Fixed Income Fund—6.2%
Oppenheimer International Bond Fund, Cl. I	17,295,881	100,316,110
Money Market Fund—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.71%[2]	2,181,779	2,181,779
Total Investments, at Value (Cost $1,343,791,162)	99.9%	1,609,390,760
Net Other Assets (Liabilities)	0.1	1,472,224
Net Assets	100.0%	$ 1,610,862,984

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Capital Appreciation Fund, Cl. I	4,950,190	9,914	88,953	4,871,151
Oppenheimer Developing Markets Fund, Cl. I	1,034,389	2,821	25,339	1,011,871
Oppenheimer Fundamental Alternatives Fund, Cl. I	619,685	1,534	13,676	607,543
Oppenheimer Global Multi Strategies Fund, Cl. I	1,453,990	3,754	33,469	1,424,275
Oppenheimer Gold & Special Minerals Fund, Cl. I	770,653	2,059	17,840	754,872

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Institutional
Government Money Market Fund, Cl. E	2,401,483	27,762	247,466	2,181,779
Oppenheimer International Bond Fund, Cl. I	17,448,407	237,100	389,626	17,295,881
Oppenheimer International Equity Fund, Cl. I	4,557,278	11,470	103,454	4,465,294
Oppenheimer International Growth Fund, Cl. I	2,535,010	6,685	60,404	2,481,291
Oppenheimer International Small- Mid Company Fund, Cl. I	731,208	1,547	13,927	718,828
Oppenheimer Limited-Term Government Fund, Cl. I	23,449,648	153,998	532,365	23,071,281
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,841,968	3,704	33,055	1,812,617
Oppenheimer Main Street Small Cap Fund, Cl. I	3,572,082	7,569	67,615	3,512,036
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,576,142	13,908	124,039	5,466,011
Oppenheimer Master Loan Fund, LLC	2,962,152	6,788	60,604	2,908,336
Oppenheimer Real Estate Fund, Cl. I	979,943	6,093	17,161	968,875
Oppenheimer Total Return Bond Fund, Cl. Ia	34,989,328	332,388	748,458	34,573,258
Oppenheimer Value Fund, Cl. I	8,747,923	31,350	164,537	8,614,736

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$ 299,770,626	$ —	$ 1,894,254
Oppenheimer Developing Markets Fund, Cl. I		36,933,295	—	197,230
Oppenheimer Fundamental Alternatives Fund, Cl. I		16,956,533	—	4,591
Oppenheimer Global Multi Strategies Fund, Cl. I		33,214,092	—	2,598
Oppenheimer Gold & Special Minerals Fund, Cl. I		11,972,276	—	35,594
Oppenheimer Institutional Government Money Market Fund, Cl. E		2,181,779	3,260	—
Oppenheimer International Bond Fund, Cl. I		100,316,110	1,113,586	86,342
Oppenheimer International Equity Fund, Cl. I		85,688,984	—	538,104
Oppenheimer International Growth Fund, Cl. I		96,894,416	—	874,315
Oppenheimer International Small-Mid Company Fund, Cl. I		30,463,909	—	297,794
Oppenheimer Limited-Term Government Fund, Cl. I		101,975,061	416,674	(19,006)
Oppenheimer Main Street Mid Cap Fund, Cl. I		54,994,806	—	385,068
Oppenheimer Main Street Small Cap Fund, Cl. I		52,540,059	—	186,675
Oppenheimer Master Inflation Protected Securities Fund, LLC		65,884,016	651,680[b]	10,792[b]
Oppenheimer Master Loan Fund, LLC		47,688,242	736,957[c]	(20,080)[c]
Oppenheimer Real Estate Fund, Cl. I		24,531,922	104,166	260,716
Oppenheimer Total Return Bond Fund, Cl. Ia		235,789,619	1,689,526	642,584

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$ 311,595,015	$ 458,070	$ 2,890,645

Total	$ 1,609,390,760	$ 5,173,919	$ 8,268,216

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,495,818,502	$113,572,258	$—	$1,609,390,760

Total Assets	$1,495,818,502	$113,572,258	$—	$1,609,390,760

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 3.1% of Master Loan and 41.3% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

4. Market Risk Factors (Continued)

commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,392,297,460

Gross unrealized appreciation	$239,370,175
Gross unrealized depreciation	(22,276,875)

Net unrealized appreciation	$217,093,300

7        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Shares	Value

Investment Companies—99.9%[1]
Alternative Funds—5.2%
Oppenheimer Fundamental Alternatives Fund, Cl. I	386,826	$10,796,308

Oppenheimer Global Multi Strategies Fund, Cl. I	910,284	21,227,827

Oppenheimer Gold & Special Minerals Fund, Cl. I	497,337	7,887,768

Oppenheimer Master Event-Linked Bond Fund, LLC	1,616,904	26,317,724

Oppenheimer Master Inflation Protected Securities Fund, LLC	3,972,107	47,877,395

Oppenheimer Real Estate Fund, Cl. I	556,620	14,093,610

		128,200,632

Domestic Equity Funds—52.1%
Oppenheimer Capital Appreciation Fund, Cl. I	8,791,914	541,054,361

Oppenheimer Main Street Mid Cap Fund, Cl. I	3,614,733	109,671,012

Oppenheimer Main Street Small Cap Fund, Cl. I	6,265,272	93,728,475

Oppenheimer Value Fund, Cl. I	15,201,834	549,850,319

		1,294,304,167

Domestic Fixed Income Funds—11.3%
Oppenheimer Limited-Term Government Fund, Cl. I	15,287,461	67,570,577

Oppenheimer Master Loan Fund, LLC	3,029,151	49,669,253

Oppenheimer Total Return Bond Fund, Cl. I	23,980,767	163,548,834

		280,788,664

Foreign Equity Funds—28.0%
Oppenheimer Developing Markets Fund, Cl. I	3,007,299	109,766,421

Oppenheimer International Equity Fund, Cl. I	12,373,313	237,443,873

Oppenheimer International Growth Fund, Cl. I	6,629,015	258,863,046

Oppenheimer International Small-Mid Company Fund, Cl. I	2,104,079	89,170,885

		695,244,225

Foreign Fixed Income Fund—3.1%
Oppenheimer International Bond Fund, Cl. I	13,302,197	77,152,745

Money Market Fund—0.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.71%[2]	5,795,043	5,795,043

Total Investments, at Value (Cost $1,903,429,247)	99.9%	2,481,485,476

Net Other Assets (Liabilities)	0.1	1,772,449

Net Assets	100.0%	$2,483,257,925

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Capital Appreciation Fund, Cl. I	8,365,070	638,796	211,952	8,791,914
Oppenheimer Developing Markets Fund, Cl. I	3,205,285	24,663	222,649	3,007,299
Oppenheimer Fundamental Alternatives Fund, Cl. I	469,210	3,024	85,408	386,826
Oppenheimer Global Multi Strategies Fund, Cl. I	902,596	34,986	27,298	910,284

1        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017

Oppenheimer Gold & Special Minerals Fund, Cl. I	516,254	4,056	22,973	497,337
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,954,028	56,431	215,416	5,795,043
Oppenheimer International Bond Fund, Cl. I	14,703,828	253,638	1,655,269	13,302,197
Oppenheimer International Equity Fund, Cl. I	13,027,700	95,711	750,098	12,373,313
Oppenheimer International Growth Fund, Cl. I	7,535,304	53,384	959,673	6,629,015
Oppenheimer International Small- Mid Company Fund, Cl. I	2,337,625	14,231	247,777	2,104,079
Oppenheimer Limited-Term Government Fund, Cl. I	15,566,232	183,702	462,473	15,287,461
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,203,148	499,771	88,186	3,614,733
Oppenheimer Main Street Small Cap Fund, Cl. I	7,253,252	42,484	1,030,464	6,265,272
Oppenheimer Master Event-Linked Bond Fund, LLC	1,747,468	11,609	142,173	1,616,904
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,049,833	39,521	117,247	3,972,107
Oppenheimer Master Loan Fund, LLC	2,527,665	582,485	80,999	3,029,151
Oppenheimer Real Estate Fund, Cl. I	565,092	5,839	14,311	556,620
Oppenheimer Total Return Bond Fund, Cl. Ia	24,296,326	362,227	677,786	23,980,767
Oppenheimer Value Fund, Cl. I	15,149,620	436,040	383,826	15,201,834

	Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I	$ 541,054,361	$ —	$4,564,865
Oppenheimer Developing Markets Fund, Cl. I	109,766,421	—	3,750,189
Oppenheimer Fundamental Alternatives Fund, Cl. I	10,796,308	—	15,905
Oppenheimer Global Multi Strategies Fund, Cl. I	21,227,827	—	2,235
Oppenheimer Gold & Special Minerals Fund, Cl. I	7,887,768	—	71,770
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,795,043	8,503	—
Oppenheimer International Bond Fund, Cl. I	77,152,745	870,051	(156,568)
Oppenheimer International Equity Fund, Cl. I	237,443,873	—	2,359,226
Oppenheimer International Growth Fund, Cl. I	258,863,046	—	17,330,204
Oppenheimer International Small-Mid Company Fund, Cl. I	89,170,885	—	4,287,831
Oppenheimer Limited-Term Government Fund, Cl. I	67,570,577	276,586	(41,898)
Oppenheimer Main Street Mid Cap Fund, Cl. I	109,671,012	—	850,319
Oppenheimer Main Street Small Cap Fund, Cl. I	93,728,475	—	2,185,228
Oppenheimer Master Event-Linked Bond Fund, LLC	26,317,724	398,662[b]	(47,704)[b]
Oppenheimer Master Inflation Protected Securities Fund, LLC	47,877,395	474,260[c]	7,852[c]
Oppenheimer Master Loan Fund, LLC	49,669,253	629,436[d]	94,484[d]

2        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Real Estate Fund, Cl. I	$14,093,610	$59,887	$214,459
Oppenheimer Total Return Bond Fund, Cl. Ia	163,548,834	1,173,769	709,707
Oppenheimer Value Fund, Cl. I	549,850,319	809,138	6,759,821

Total	$2,481,485,476	$4,700,292	$42,957,925

a. Prior to June 1, 2017, this fund was named Oppenheimer Core Bond Fund.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

4        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)   Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,357,621,104	$123,864,372	$—	$2,481,485,476

Total Assets	$2,357,621,104	$123,864,372	$—	$2,481,485,476

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

5        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Government Money Market Fund.

The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) to seek current income while preserving liquidity or for defensive purposes. IGMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IGMMF, and the Sub-Adviser provides investment and related advisory services to IGMMF. When applicable, the Fund’s investment in IGMMF is included in the Statement of Investments. Shares of IGMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IGMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.18% of Master Loan, 9.48% of Master Event-Linked Bond and 29.97% of Master Inflation Protected Securities at period end.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

6        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

4. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,961,713,877

Gross unrealized appreciation	$548,606,867
Gross unrealized depreciation	(28,835,268)

Net unrealized appreciation	$519,771,599

7        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  April 30, 2017 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Domestic Equity Funds—51.0%
Oppenheimer Capital Appreciation Fund, Cl. I	2,808,075	$172,808,956
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,184,328	35,932,515
Oppenheimer Main Street Small Cap Fund, Cl. I	2,037,385	30,479,286
Oppenheimer Value Fund, Cl. I	5,259,639	190,241,137

		429,461,894
Foreign Equity Funds—48.9%
Oppenheimer Developing Markets Fund, Cl. I	1,386,011	50,589,398
Oppenheimer International Equity Fund, Cl. I	7,217,733	138,508,292
Oppenheimer International Growth Fund, Cl. I	4,156,071	162,294,574
Oppenheimer International Small-Mid Company Fund, Cl. I	1,407,225	59,638,192

		411,030,456
Total Investments, at Value (Cost $549,143,390)	99.9%	840,492,350
Net Other Assets (Liabilities)	0.1	929,034
Net Assets	100.0%	$841,421,384

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2017
Oppenheimer Capital Appreciation Fund, Cl. I	2,848,778	18,386	59,089	2,808,075
Oppenheimer Developing Markets Fund, Cl. I	1,419,854	15,251	49,094	1,386,011
Oppenheimer International Equity Fund, Cl. I	7,355,865	62,287	200,419	7,217,733
Oppenheimer International Growth Fund, Cl. I	4,236,807	36,322	117,058	4,156,071
Oppenheimer International Small- Mid Company Fund, Cl. I	1,425,838	8,391	27,004	1,407,225
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,199,448	6,866	21,986	1,184,328
Oppenheimer Main Street Small Cap Fund, Cl. I	2,068,309	14,051	44,975	2,037,385
Oppenheimer Value Fund, Cl. I	5,326,813	41,937	109,111	5,259,639

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I		$172,808,956	$—	$(193,113)
Oppenheimer Developing Markets Fund, Cl. I		50,589,398	—	8,066
Oppenheimer International Equity Fund, Cl. I		138,508,292	—	175,043
Oppenheimer International Growth Fund, Cl. I		162,294,574	—	664,544
Oppenheimer International Small-Mid Company Fund, Cl. I		59,638,192	—	288,354
Oppenheimer Main Street Mid Cap Fund, Cl. I		35,932,515	—	(7,189)
Oppenheimer Main Street Small Cap Fund, Cl. I		30,479,286	—	71,393

1        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Value Fund, Cl. I	$190,241,137	$278,841	$492,776

Total	$840,492,350	$278,841	$1,499,874

2        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

3        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy. The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$840,492,350	$—	$—	$840,492,350

Total Assets	$840,492,350	$—	$—	$840,492,350

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses,

4        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

3. Investments and Risks (Continued)

including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book

5        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes (Continued)

and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$564,619,458

Gross unrealized appreciation	$275,872,892
Gross unrealized depreciation	—

Net unrealized appreciation	$275,872,892

6        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017